Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial information of the combined entity
Net sales	$ 989.0	$ 945.0
Net income	$ 0.5	$ 16.3